Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Taxes
Schedule of effective tax rates

	For the years ended September 30,
	2020	2019	2018
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(27.49)%	(25.34)%	(25.04)%
Favorable tax rate impact (a)	(1.46)%	0.58%	0.04%
Permanent difference	0.00%	0.26%	0.00%
Changes of deferred tax assets valuation allowances	5.27%	0.48%	0.23%
Non-PRC entities not subject to PRC income tax	2.84%	(13.48)%	0.05%
Total	4.16%	(12.50)%	0.28%

Schedule of provision for income tax

	For the years ended September 30,
	2020	2019	2018
Current	$35,331	$34,564	$9,063
Deferred	—	—	—
Total	$35,331	$34,564	$9,063

Schedule of components of deferred tax

	September 30,	September 30,
	2020	2019
Net operating loss carryforwards	$199,342	$142,395
Valuation allowance	(199,342)	(142,395)
Total	$—	$—